Leases payable and related obligations (Details) - Schedule of changes in financial lease - BRL (R$) R$ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
2021 [Member]
Leases payable and related obligations (Details) - Schedule of changes in financial lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV		R$ 97,223
Leases – IFRS 16		101,772
Lease total		198,995
Financial lease sugarcane fields – Parceria III
Exchange variation [Member]
Leases payable and related obligations (Details) - Schedule of changes in financial lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV
Leases – IFRS 16	658	(44)
Lease total	658	(44)
Financial lease sugarcane fields – Parceria III
Adjustments [Member]
Leases payable and related obligations (Details) - Schedule of changes in financial lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV	14,494	63,212
Leases – IFRS 16	1,777	9,438
Lease total	16,271	72,650
Financial lease sugarcane fields – Parceria III
Payments [Member]
Leases payable and related obligations (Details) - Schedule of changes in financial lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV
Leases – IFRS 16	(30,720)	(30,762)
Lease total	(30,720)	(31,049)
Financial lease sugarcane fields – Parceria III		(287)
New contracts [Member]
Leases payable and related obligations (Details) - Schedule of changes in financial lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV
Leases – IFRS 16	63,947	5,075
Lease total	63,947	5,075
Financial lease sugarcane fields – Parceria III
2022 [Member]
Leases payable and related obligations (Details) - Schedule of changes in financial lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV	111,717
Leases – IFRS 16	137,434
Lease total	R$ 249,151
2020 [Member]
Leases payable and related obligations (Details) - Schedule of changes in financial lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV			R$ 34,011
Leases – IFRS 16			118,065
Lease total			152,363
Financial lease sugarcane fields – Parceria III			R$ 287